Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred loan origination fees	$ 92	$ 95
Allowance for loan losses - Federal	330	379
State tax credits	1,075	1,102
Depreciation	0	64
Supplemental Executive Retirement Plan	208	290
Unrealized loss on securities available for sale and transferred to held to maturity	44	43
Net operating loss	270	159
Stock compensation	14	0
Other	1	0
Total deferred tax assets, gross	2,034	2,132
Valuation allowance	(1,424)	(1,318)
Total deferred tax assets, net of valuation allowance	610	814
Deferred tax liabilities:
Depreciation	(9)	0
Mortgage servicing rights	(233)	(308)
Total deferred tax liabilities	(242)	(308)
Net deferred tax asset	$ 368	$ 506